Fair Value Measurements (Details) - Schedule of Changes in Fair Value - Embedded Derivative Liability [Member] - Level 3 [Member]	3 Months Ended
Mar. 31, 2024 USD ($)
Schedule of Changes in Fair Value [Line Items]
Outstanding at beginning
Issuance of simple agreements for future equity	1,489,000
Change in fair value
Outstanding at ending	$ 1,489,000